Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventory write-downs	$ 125	$ 35	$ 22	$ 430
Excess quantities and obsolescence [Member]
Inventory [Line Items]
Inventory write-downs			$ 22	$ 215